Fair value measurements - Schedule of Changes in Level 3 Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value measurements
Balance at the beginning	$ 1,000	$ 0
Acquisition		1,000
Impairment	(1,000)
Balance at the end	$ 0	$ 1,000